Regulatory Matters and Restrictions on Dividends - Summary of Company's and Wilson Banks Actual Capital Amounts and Ratios (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital to risk weighted assets actual amount	$ 193,746	$ 178,162
Total capital to risk weighted assets actual ratio	14.70%	14.20%
Total capital to risk weighted assets regulatory minimum capital requirements amount	105,656	100,373
Total capital to risk weighted assets regulatory minimum capital requirements ratio	8.00%	8.00%
Total capital to risk weighted assets regulatory minimum to be well capitalized amount	132,070	125,466
Total capital to risk weighted assets regulatory minimum to be well capitalized ratio	10.00%	10.00%
Tier 1 capital to risk weighted assets actual amount	177,161	162,321
Tier 1 capital to risk weighted assets actual ratio	13.40%	12.90%
Tier 1 capital to risk weighted assets regulatory minimum capital requirements amount	52,805	50,332
Tier 1 capital to risk weighted assets regulatory minimum capital requirements ratio	4.00%	4.00%
Tier 1 capital to risk weighted assets regulatory minimum to be well capitalized amount	79,208	75,498
Tier 1 capital to risk weighted assets regulatory minimum to be well capitalized ratio	6.00%	6.00%
Tier 1 capital to average assets actual amount	177,161	162,321
Tier 1 capital to average assets actual ratio	10.30%	9.80%
Tier 1 capital to average assets regulatory minimum capital requirements amount	69,001	66,253
Tier 1 capital to average assets regulatory minimum capital requirements ratio	4.00%	4.00%
Wilson Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital to risk weighted assets actual amount	190,911	176,652
Total capital to risk weighted assets actual ratio	14.50%	14.10%
Total capital to risk weighted assets regulatory minimum capital requirements amount	105,622	100,228
Total capital to risk weighted assets regulatory minimum capital requirements ratio	8.00%	8.00%
Total capital to risk weighted assets regulatory minimum to be well capitalized amount	132,027	125,285
Total capital to risk weighted assets regulatory minimum to be well capitalized ratio	10.00%	10.00%
Tier 1 capital to risk weighted assets actual amount	174,326	160,811
Tier 1 capital to risk weighted assets actual ratio	13.20%	12.80%
Tier 1 capital to risk weighted assets regulatory minimum capital requirements amount	52,826	50,253
Tier 1 capital to risk weighted assets regulatory minimum capital requirements ratio	4.00%	4.00%
Tier 1 capital to risk weighted assets regulatory minimum to be well capitalized amount	79,239	73,380
Tier 1 capital to risk weighted assets regulatory minimum to be well capitalized ratio	6.00%	6.00%
Tier 1 capital to average assets actual amount	174,326	160,811
Tier 1 capital to average assets actual ratio	10.10%	9.70%
Tier 1 capital to average assets regulatory minimum capital requirements amount	69,040	66,314
Tier 1 capital to average assets regulatory minimum capital requirements ratio	4.00%	4.00%
Tier 1 capital to average assets actual amount regulatory minimum to be well capitalized amount	$ 86,300	$ 82,892
Tier 1 capital to average assets actual amount regulatory minimum to be well capitalized ratio	5.00%	5.00%